Other operating income (expense), net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Other Operating Income (Expense)

	12.31.2019	12.31.2018	12.31.2017
Corporate projects	(123.3)	(72.6)	(33.0)
Impairment of assets	(71.6)	(61.3)	(64.8)
Taxes on other outputs	(24.4)	(21.6)	(15.3)
Expenses system project	(9.3)	(13.1)	(15.4)
Training and development	(5.1)	(7.8)	(8.6)
Provision for contingencies	(4.3)	(11.1)	(6.7)
Flight safety standards	(3.7)	(4.0)	(4.1)
Aircraft maintenance and flights costs - fleet	(1.7)	(2.6)	(1.9)
Product modifications	(0.6)	—	—
Recovery of expenses	2.2	9.4	3.5
Royalties	2.9	4.4	2.8
Other sales	4.2	5.0	8.6
Contractual fines revenue (expenses)	5.7	8.3	(0.5)
Others	13.2	(6.8)	(28 .5)

	(215.8)	(173.8)	(163.9)